Property and Equipment, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense recognized	$ 39,874	$ 12,828	$ 21,099
Furniture and office equipment purchased	268,438
Proceeds from sale of property and equipment			24,173
Property and equipment, net book value	$ 317,510	$ 88,946	32,505
Realized loss on sale property plant equipment			$ 8,332